(20) Commitments and Contingencies	9 Months Ended
Jun. 30, 2013
Notes
(20) Commitments and Contingencies

(20)         COMMITMENTS AND CONTINGENCIES

Legal Matters

Lazar Leybovich et al v. SecureAlert, Inc.  On March 29, 2012, Lazar Leybovich, Dovie Leybovich and Ben Leybovich filed a complaint in the 11th Circuit Court in and for Miami-Dade County, Florida alleging breach of contract with regard to certain stock redemption agreements with the Company.  The complaint was subsequently withdrawn by the plaintiffs.  An amended complaint was filed by the plaintiffs on November 15, 2012.  The Company believes these allegations are inaccurate and intends to defend the case vigorously. The Company has not accrued any potential loss as the probability of incurring a material loss is deemed remote by management, after consultation with outside legal counsel.

Camacho Melendez et al v. Commonwealth of Puerto Rico and International Surveillance Services Corporation.  On April 24, 2012 the plaintiffs filed suit against the Commonwealth of Puerto Rico and ISS, claiming negligence by ISS and the government of the Commonwealth of Puerto Rico resulting in the death of a woman.  The complaint seeks damages of $2,110,000.  The Company is in discussions with the government of the Commonwealth of Puerto Rico to resolve this matter and to obtain a complete release of all claims; the Company expects to finalize this matter before the end of the fiscal year.

Integratechs v. SecureAlert, Inc.       On March 14, 2013, Integratechs, Inc., filed a suit in the Fourth Judicial District Court of Utah County, claiming the Company breached a contract for computer services and intentionally interfered with its economic relations.  The Company believes the allegations are inaccurate and will defend the case vigorously.

Christopher P. Baker v. SecureAlert, Inc.        In February 2013, Mr. Baker filed suit against the Company in the Third Judicial District Court in and for Salt Lake County, State of Utah.  Mr. Baker asserts that the Company breached a 2006 consulting agreement with him and claims damages of not less than $210,000.  The Company disputes plaintiff’s claims and will defend the case vigorously.